Loans and advances to customers - Schedule of changes in loss allowance and gross carrying amount (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	€ (163,853)	€ (176,554)
Impairment at end of year	(193,716)	(163,853)	€ (176,554)
Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	(972,682)	(916,199)
Impairment at end of year	(1,036,004)	(972,682)	(916,199)
Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	12,235	9,089	8,930
Exchange differences and other changes	(418)	(529)	3,336
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	215	284
Impairment at end of year	226	215	284
Accumulated impairment | Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,964	23,595
Impairment at end of year	22,684	22,964	23,595
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,964	23,595	22,242
Write-offs	(12,235)	(9,089)	(8,930)
Exchange differences and other changes	279	(304)	(3,020)
Impairment at end of year	22,684	22,964	23,595
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	9,414	9,937
Impairment at end of year	8,753	9,414	9,937
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	13,550	13,658
Impairment at end of year	13,931	13,550	13,658
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,964	23,595	22,242
To stage 2 from stage 1	2,333	2,390	1,840
To stage 3 from stage 1	4,029	1,972	2,131
To stage 3 from stage 2	1,380	1,388	1,095
To stage 1 from stage 2	679	771	682
To stage 2 from stage 3	533	544	424
To stage 1 from stage 3	152	59	85
Net changes of the exposure and modifications in the credit risk	5,298	4,386	9,510
Write-offs	(12,235)	(9,089)	(8,930)
Exchange differences and other changes	279	(304)	(3,102)
Impairment at end of year	22,684	22,964	23,595
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Customers | Financial instruments not credit-impaired | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	4,188	4,265	3,835
To stage 2 from stage 1	(713)	(578)	(1,040)
To stage 3 from stage 1	(557)	(237)	(255)
To stage 1 from stage 2	(215)	(254)	(294)
To stage 1 from stage 3	(9)	(8)	(53)
Net changes of the exposure and modifications in the credit risk	414	617	1,966
Exchange differences and other changes	70	(141)	(588)
Impairment at end of year	3,626	4,188	4,265
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Customers | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	5,226	5,672	4,474
To stage 2 from stage 1	3,046	2,968	2,880
To stage 3 from stage 2	(1,802)	(1,086)	(971)
To stage 1 from stage 2	894	1,025	976
To stage 2 from stage 3	(400)	(216)	(303)
Net changes of the exposure and modifications in the credit risk	(1,056)	(1,557)	535
Exchange differences and other changes	207	38	(573)
Impairment at end of year	5,127	5,226	5,672
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Customers | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	13,550	13,658	13,933
To stage 3 from stage 1	4,586	2,209	2,386
To stage 3 from stage 2	3,182	2,474	2,066
To stage 2 from stage 3	933	760	727
To stage 1 from stage 3	161	67	138
Net changes of the exposure and modifications in the credit risk	5,940	5,326	7,009
Write-offs	(12,235)	(9,089)	(8,930)
Exchange differences and other changes	2	(201)	(1,941)
Impairment at end of year	€ 13,931	€ 13,550	€ 13,658